Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000169744 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169744 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169744 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169744 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169744 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000169744 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169744 [Member] | PNC Financial Services Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169744 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169744 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169744 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169744 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169745 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169745 [Member] | Mondelez International Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169745 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169745 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169745 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169745 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169745 [Member] | Constellation Brands Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169745 [Member] | Molson Coors Beverage Co Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169745 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169745 [Member] | Hershey The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000169745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169745 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169746 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169746 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169746 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169746 [Member] | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169746 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169746 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169746 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169746 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169746 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000169746 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000169746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169746 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169747 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000169747 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169747 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169747 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169747 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169747 [Member] | Zoetis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169747 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169747 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169747 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169747 [Member] | Viatris Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169747 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169748 [Member] | JD Health International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000169748 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000169748 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169748 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | ZOZO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | KE Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169748 [Member] | Zillow Group Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169748 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000169748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
C000169748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000169748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000169748 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169749 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000169749 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000169749 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169749 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169749 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169749 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169749 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169749 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169749 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169749 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169749 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000169749 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169750 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000169750 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169750 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169750 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169750 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169750 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169750 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169750 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169750 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169750 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169750 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169750 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000169750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	66.50%
C000169750 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169750 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000190378 [Member] | Air China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190378 [Member] | Bosideng International Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190378 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000190378 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190378 [Member] | Bajaj Finserv Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190378 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190378 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190378 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000190378 [Member] | Grasim Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190378 [Member] | State Bank of India [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000190378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000190378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000190378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000190378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000190378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000190378 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000190378 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000190378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190379 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190379 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000190379 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000190379 [Member] | Hartford Financial Services Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000190379 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000190379 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190379 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190379 [Member] | Aflac Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190379 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190379 [Member] | Kroger The Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000190379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000190379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000190379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000190379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000190379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000190379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000190379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000190379 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000190380 [Member] | Erie Indemnity Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190380 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190380 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190380 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190380 [Member] | Clorox The Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190380 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190380 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190380 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000190380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000190380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000190380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000190380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000190380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000190380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000190380 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000190380 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000190381 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190381 [Member] | National HealthCare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190381 [Member] | LeMaitre Vascular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000190381 [Member] | Premier Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000190381 [Member] | Progress Software Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000190381 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000190381 [Member] | CONMED Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190381 [Member] | U S Physical Therapy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190381 [Member] | Patterson Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190381 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000190381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000190381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000190381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000190381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000190381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000190381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000190381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000190381 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000190381 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190381 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000190382 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190382 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000190382 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190382 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190382 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000190382 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000190382 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000190382 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190382 [Member] | Interpublic Group of The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190382 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190382 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000190382 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000190382 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000190382 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000190382 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000190382 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000190382 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000190382 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000190382 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000190382 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227379 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227379 [Member] | JOYY Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227379 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000227379 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227379 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000227379 [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000227379 [Member] | Walt Disney The Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227379 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227379 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227379 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000227379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000227379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000227379 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227379 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227613 [Member] | Koninklijke Philips N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000227613 [Member] | WuXi AppTec Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000227613 [Member] | Fisher And Paykel Healthcare Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000227613 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000227613 [Member] | Olympus Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000227613 [Member] | Insulet Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000227613 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227613 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227613 [Member] | Smith And Nephew PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227613 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000227613 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000248907 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000248907 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248907 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000248907 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000248907 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000248907 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000248907 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248907 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248907 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248907 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248907 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000248907 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248907 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000248907 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000248907 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000248907 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000248907 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%